FAIR VALUE HIERARCHY - Schedule of fair value of financial assets and liabilities by classes (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial assets at fair value through profit or loss
Derivative asset	₫ 614,134		₫ 1,229,050			$ 25,732,590
Derivative asset, Non-current portion	66,124	[1]	696,332			2,770,636
Derivative asset, Current portion	548,010	[1]	532,718	₫ 872,857	$ 35,979,266	22,961,954
Financial liability at fair value through profit or loss
Derivative liabilities	18,395,120		15,180,723			770,766,781
Derivative liabilities, Non-current portion	137,057	[1]		42,298	1,743,528	5,742,772
Derivative liabilities, Current portion	18,258,063					765,024,009
Amount of transfers into or out of Level 3 of the fair value hierarchy, assets	0		0
Amount of transfers into or out of Level 3 of the fair value hierarchy, liabilities	0		0
Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	614,134		1,229,050	872,857	35,979,266	25,732,590
DPS2
Financial liability at fair value through profit or loss
Derivative liabilities	18,258,063		15,180,723			765,024,009
Warrant Liability
Financial liability at fair value through profit or loss
Derivative liabilities	137,057			42,298	$ 1,743,528	$ 5,742,772
Quoted prices in active markets for identical instruments (Level 1)
Financial liability at fair value through profit or loss
Derivative liabilities	137,057
Derivative liabilities, Non-current portion	137,057
Quoted prices in active markets for identical instruments (Level 1) | Warrant Liability
Financial liability at fair value through profit or loss
Derivative liabilities	137,057			42,298
Significant unobservable inputs (Level 3)
Financial assets at fair value through profit or loss
Derivative asset	614,134		1,229,050
Derivative asset, Non-current portion	66,124		696,332
Derivative asset, Current portion	548,010		532,718
Financial liability at fair value through profit or loss
Derivative liabilities	18,258,063		15,180,723
Derivative liabilities, Current portion	18,258,063
Significant unobservable inputs (Level 3) | Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	614,134		1,229,050	₫ 872,857
Significant unobservable inputs (Level 3) | DPS2
Financial liability at fair value through profit or loss
Derivative liabilities	₫ 18,258,063		₫ 15,180,723

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).